Provisions	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Provisions
23	Provisions

($ millions)
As at November 1, 2021	$296
Provisions made during the year	149
Provisions utilized / released during the year	(158)
Balance as at October 31, 2022	$287
Provisions made during the year	470
Provisions utilized / released during the year	(184)
Balance as at October 31, 2023	$573
Restructuring Charge
In Q4 2023, the Bank recorded a restructuring charge and severance provisions of
$354
million related to workforce reductions as a result of the Bank’s end-to-end digitization, automation, changes in customers’ day-to-day banking preferences, as well as the ongoing efforts to streamline operational processes and optimize distribution channels. Of these amounts, which were all recorded in the Other operating segment, $316 million was the restructuring charge included in other liabilities - provisions.
Prior Year
In the prior year, the Bank recorded a restructuring charge of $85 million, primarily related to the strategic decision to realign the Bank’s Global Banking and Markets businesses in Asia Pacific to focus on select banking and capital markets activities in the region. The charge also included the cost of reducing Canadian and international full-time technology employees, driven by our ongoing technology modernization and digital transformation. These changes are a result of the Bank’s commitment to simplify processes and optimize distribution channels to run businesses more effectively while meeting changing customer needs and our evolving geographical focus. This charge was recorded in the Other operating segment.
Legal
In the ordinary course of business, the Bank and its subsidiaries are and have been subject to a variety of pending and threatened legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits, and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. The Bank reviews the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as the Bank believes to be in its best interest. In view of the inherent difficulty of predicting the outcome of such matters, the Bank cannot state what the eventual outcome of such matters will be. However, based on current knowledge, management does not believe that liabilities, if any, arising from pending litigation or regulatory proceedings will have a material adverse effect on the Consolidated Statement of Financial Position or results of operations of the Bank.
Legal provisions are established when it becomes probable that the Bank will incur an expense related to a legal action or regulatory proceeding and the amount can be reliably estimated. Such provisions are recorded at the best estimate of the amount required to settle any obligation related to these legal actions as at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Management and internal and external experts are involved in estimating any amounts that may be required. The actual costs of resolving these claims may vary significantly from the amount of the legal provisions. The Bank’s estimate involves significant judgement, given the varying stages of the proceedings, the fact that the Bank’s liability, if any, has yet to be determined and the fact that the underlying matters will change from time to time. As such, there is a possibility that the ultimate resolution of those legal actions may be material to the Bank’s consolidated results of operations for any particular reporting period.
Prior Years
In 2021, the Bank recorded settlement and litigation provisions in the amount of $62 million in connection with the Bank’s former metals business. These provisions were recorded in the Other operating segment.
The Bank, through its Peruvian subsidiary, is engaged in legal actions related to certain value-added tax assessed amounts and associated interest totaling $
165
million, which arose from certain client transactions which occurred prior to the Bank’s acquisition of the subsidiary. The legal action in Peru relating to the original assessed amount was heard by the Peruvian Constitutional Court in June 2023 and a decision is pending. In November 2021, the Peruvian Constitutional Court dismissed the matter relating to the accrued interest for procedural reasons. With respect to this interest component, in October 2022, the Bank filed a request for arbitration against the Republic of Peru before the International Centre for the Settlement of Investment Disputes, pursuant to the provisions of the Canada-Peru Free Trade Agreement and the matter is proceeding through the arbitration process. The claim arises out of the Constitutional Court of Peru’s inequitable treatment of Scotiabank Peru’s rights in breach of the Canada-Peru Free Trade Agreement. The Bank is confident that it will be successful in these matters and intends to continue to defend its position. Accordingly, no amounts have been accrued in the consolidated financial statements.